Recent Accounting Pronouncements and Significant Accounting Policies, Vessel Cost for Second-hand Vessels and Newbuildings (Details) - Vessel	Dec. 31, 2024	Dec. 31, 2023
Vessel Cost for Second-hand Vessels and Newbuildings [Abstract]
Number of vessels in shipyard	0	0